RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS

NOTE 5 –RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS

For the year ended December 31, 2016, the Company received loans from its sole officer and director at the time totaling $221,155. The balance at December 31, 2020 was $4,496. During the year ended December 31, 2021, the Company repaid $4,496 of these loans resulting in a balance at December 31, 2021 of $0.

During the year ended December 31, 2016, the Company acquired three vehicles from various related parties and assumed the debt secured by each one of the vehicles. Accordingly, the recorded value for each vehicle is the total debt assumed under each related loan, or a total of $277,886. (See Note 7 – Notes Payable.)

Charles A. Ross, Jr. serves as the Company’s Chief Executive Officer and director. Compensation for Mr. Ross was $200,000 plus stock awards of $393,490 and $180,000, respectively for the years ended December 31, 2021 and 2020.